Litigation (Details) $ in Thousands, € in Millions, £ in Millions, SFr in Millions	6 Months Ended
	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 1,480
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 2,700
Mozambique matter | United States Department of Justice (DOJ) | Penalty, basic [Member]
Litigation disclosures
of which fines		$ 175,500
Mozambique matter | United States Department of Justice (DOJ) | Penalty, disgorgement [Member]
Litigation disclosures
of which fines		34,000
Mozambique matter | United States Department of Justice (DOJ) | Penalty, pre-judgment interest [Member]
Litigation disclosures
of which fines		65,000
Mozambique matter | United States Department of Justice (DOJ) | Minimum | Penalty, basic [Member]
Litigation disclosures
Loss contingency, damages paid, value		175,600
Mozambique matter | US District Court for the Eastern District of New York (EDNY) | Penalty, final [Member]
Litigation disclosures
of which restitution		22,600
Mozambique matter | US Department of Justice (DOJ) and Securities and Exchange Commission (SEC)
Litigation disclosures
of which fines		$ 275,000
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | United States Department of Justice (DOJ)
Litigation disclosures
Litigation, Increase of Consumer Relief per Annum	5.00%	5.00%	5.00%	5.00%
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | New York state court | Minimum
Litigation disclosures
Estimated damages		$ 500,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | New York state court | Minimum
Litigation disclosures
Estimated damages		730,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | New York state court | Minimum
Litigation disclosures
Estimated damages		374,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | New York state court | Minimum
Litigation disclosures
Estimated damages		436,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | New York state court | Minimum
Litigation disclosures
Estimated damages		420,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | New York state court | Minimum
Litigation disclosures
Estimated damages		495,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Minnesota state court | Minimum
Litigation disclosures
Estimated damages		206,000
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3, 2006-4 and 2006-5 | New York state court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		500,000
Credit Suisse AG | Customer acount matters, against former relationship manager | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages		130,000
Credit Suisse AG | Litigation Bulgarian former clients matter | Swiss Federal Criminal Court
Litigation disclosures
Estimated damages | SFr	SFr 19
of which fines | SFr	2
Seized client assets | SFr	SFr 12
Credit Suisse AG and certain affiliates | Mortgage-related matters | Litigation, Plaintiff, Loreley | English Court | Minimum
Litigation disclosures
Estimated damages		100,000
Credit Suisse Group AG, Credit Suisse AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - foreign exchange trading business | European Commission
Litigation disclosures
of which fines | €			€ 83.3
Credit Suisse Group AG, Credit Suisse Securities (Europe) Limited | Rates Related Matters - regulatory matters - SSA bonds trading business | European Commission
Litigation disclosures
of which fines | €			€ 11.9
CSSEL, CSI, Credit Suisse AG, London Branch | Mozambique matter | UK Financial Services Authority
Litigation disclosures
Debt Relief		200,000
CSSEL, CSI, Credit Suisse AG, London Branch | Mozambique matter | UK Financial Services Authority | Minimum | Penalty, basic [Member]
Litigation disclosures
Loss contingency, damages paid, value		200,000
Credit Suisse Life Bermuda Ltd [Member] | Customer acount matters, against former relationship manager | Supreme Court of Bermuda
Litigation disclosures
Estimated damages		$ 607,350
Bermuda Statutory Rate Of Interest	3.50%	3.50%	3.50%	3.50%
UBS Group, Credit Suisse AG, Credit Suisse Holdings (USA) and Credit Suisse AG, New York Branch | Archegos Capital Management | Board of Governors of the Federal Reserve System (Fed) | Penalty, final [Member]
Litigation disclosures
of which fines		$ 269,000
Credit Suisse Trust Limited, a Credit Suisse AG affiliate | Customer acount matters, against former relationship manager | Signapore International Commercial Court
Litigation disclosures
Estimated damages		742,730
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas State Court | Original [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		287,000
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas State Court | Revised [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		121,000
Credit Suisse Securities LLC and certain of its affiliates | Bank loan litigation | Highland Capital Management LP | Texas supreme court | Reversed [Member]
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 212,000
Credit Suisse International and Credit Suisse Securities (Europe) Limited | Archegos Capital Management | Prudential Regulation Authority (PRA) | Penalty, final [Member]
Litigation disclosures
of which fines | £				£ 87